Income tax expense	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income tax expense	Income tax expense
Sanofi has elected for tax consolidations in a number of countries, principally France, Germany, the United Kingdom and the United States.
The table below shows the allocation of income tax expense between current and deferred taxes:

(€ million)	2022	2021	2020	(a)
Current taxes	(2,774)	(1,908)	(1,913)
Deferred taxes	768	350	106
Total	(2,006)	(1,558)	(1,807)
Income before tax and investments accounted for using the equity method	10,422	7,798	13,778
(a) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.

The difference between the effective tax rate and the standard corporate income tax rate applicable in France is explained as follows:

(as a percentage)	2022	2021	2020
Standard tax rate applicable in France	25.8	28.4	32.0
Difference between the standard French tax rate and the rates applicable to Sanofi(a)	(6.5)	(9.5)	(18.2)
Revisions to tax exposures and settlements of tax disputes	(0.8)	1.0	0.5
Fair value remeasurement of contingent consideration	(0.2)	—	—
Other items(b)	0.9	0.1	(1.2)
Effective tax rate	19.2	20.0	13.1
(a) The difference between the French tax rate and tax rates applicable to foreign subsidiaries reflects the fact that Sanofi has operations in many countries, most of which have lower tax rates than France. For 2020, this line includes the difference between the standard French tax rate and the tax rate applicable to the gain on divestment of Regeneron shares.
(b) In determining the amount of the deferred tax liability for 2022, 2021 and 2020, Sanofi took into account changes in the ownership structure of certain subsidiaries.

For the periods presented, the amount of deferred tax assets recognized in profit or loss that were initially subject to impairment losses at the time of a business combination is immaterial.